Per share amounts - Disclosure of Detailed Information about Weighted Average Number of Shares Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Basic	82.0	75.1
Dilutive impact	2.4	2.5
Diluted	84.4	77.6